SHARE-BASED COMPENSATION (Details 3) - $ / shares	9 Months Ended		12 Months Ended
	Mar. 27, 2021	Mar. 28, 2020	Jun. 27, 2020	Jun. 29, 2019
Share-based Payment Arrangement [Abstract]
Weighted-Average Risk-Free Annual Interest Rate	1.05%	1.70%	1.60%	1.95%
Weighted-Average Expected Annual Dividend Yield	0.00%	0.00%	0.00%	0.00%
Weighted-Average Expected Stock Price Volatility	116.50%	87.90%	91.00%	87.80%
Weighted-Average Expected Life in Years	7 years 6 months	7 years 6 months	7 years 6 months	6 years 1 month 24 days
Weighted-Average Estimated Forfeiture Rate	40.00%	40.00%	40.00%	33.00%
Weighted-Average Stock Price			$ 2.65	$ 4.10
Weighted-Average Probability			6.00%	6.00%
Weighted-Average Term in Years			3 years	3 years
Weighted-Average Volatility	90.01%		83.30%	72.00%